American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2026

Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.6%
Alabama — 5.1%
Alabama Highway Authority Rev., 5.00%, 9/1/38 (AG)	500,000	568,782
Alabama Highway Authority Rev., 5.00%, 9/1/39 (AG)	1,000,000	1,131,470
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)	1,000,000	983,774
Black Belt Energy Gas District Rev., 5.00%, 5/1/30 (GA: BP PLC)	1,500,000	1,573,985
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	2,155,000	2,313,078
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	2,205,000	2,370,217
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,643,901
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	2,000,000	2,126,051
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	808,041
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,341
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	610,000	637,491
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,080,596
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,905,000	2,032,314
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,040,000	1,103,182
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	2,615,000	2,868,142
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	640,402
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,085,023
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	160,285
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,170,032
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,708,805
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	2,500,000	2,678,429
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,225,395
		33,950,736
Arizona — 2.6%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	802,825
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,881,724
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	527,374
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	100,000	1
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	188,632
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	408,057
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,005,000	1,032,747
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	157,824
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	539,235
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	505,951
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/38(4)	770,000	860,873
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	474,377
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	202,416
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	527,006
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	545,000	615,297
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	628,053
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	775,000	776,277
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,104,134
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,075,315
Scottsdale GO, 4.00%, 7/1/31	500,000	525,571
Sierra Vista Industrial Development Authority Rev., (ALA Johnston Holdings LLC), 5.50%, 6/15/36(1)	1,250,000	1,227,397

Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	1,000,000	1,013,847
		17,074,933
Arkansas — 1.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	338,700
Arkansas Development Finance Authority Rev., (United States Steel Corp.), VRN, 4.00%, 9/1/46 (GA: Nippon Steel Corp.)(1)	5,000,000	5,014,649
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,087,300
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,081,316
		7,521,965
California — 2.2%
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	516,904
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	23,314
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,078
California Housing Finance Agency Rev., 4.25%, 1/15/35	413,683	428,741
California Housing Finance Agency Rev., 3.50%, 11/20/35	101,029	100,329
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	1,265,000	708,400
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	165,000	166,297
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	750,000	751,474
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	1,750,000	1,832,901
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	52,614
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	117,024
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	182,663
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	100,228
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	662,555
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	406,306
California Municipal Finance Authority VRN, 3.00%, 6/1/45(4)	360,000	360,285
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	500,000	474,732
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	322,389
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	250,000	219,332
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	650,000	678,601
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	602,305
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	246,491
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	100,000	78,539
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	407,655
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	217,533
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	500,000	346,518
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	290,000	59,511
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	49,998
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,540,000	1,499,330
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	1,500,000	1,338,327
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	750,000	837,942
Morongo Band of Mission Indians Rev., 5.00%, 10/1/28, Prerefunded at 100% of Par(1)(6)	100,000	105,655
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	313,584
		14,458,555
Colorado — 3.7%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,186,444
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,041,229

City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	555,109
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	814,721
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	340,000	327,850
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	277,990
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	545,000	587,871
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/27	245,000	247,744
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/29	490,000	513,990
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	211,562
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	300,246
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	418,870
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	542,010
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	490,354
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	800,000	874,217
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	255,000	258,703
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/28	340,000	350,013
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	148,411
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	934,749
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	556,535
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,309
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	327,295
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	353,404
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AG)	500,000	472,673
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	850,000	922,547
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AG)	1,400,000	1,483,792
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	525,726
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	529,108
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.375%, 12/1/40	880,000	898,992
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.75%, 12/1/45	1,000,000	1,020,515
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	240,258
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	326,825
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	792,522
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,164,795
State of Colorado COP, 6.00%, 12/15/38	250,000	290,278
State of Colorado COP, 6.00%, 12/15/40	385,000	443,435
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	176,000	183,055
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	500,000	477,748
University of Colorado Rev., 5.00%, 6/1/38	500,000	566,705
University of Colorado Rev., 5.00%, 6/1/39	460,000	518,237
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	486,382
Village Metropolitan District GO, 5.75%, 12/1/55	720,000	731,109
		24,494,328
Connecticut — 0.9%
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	1,500,000	1,512,279
New Haven GO, 5.00%, 8/1/31 (AG)	1,250,000	1,372,344
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	757,290
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,028,613
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,222,207
		5,892,733

Delaware — 0.5%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,015,000	1,023,334
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/47	1,500,000	1,576,390
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	700,000	705,974
		3,305,698
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 1/1/41	1,080,000	1,174,124
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	499,478
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	540,000	541,621
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,144,426
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,035,000	1,099,655
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	459,917
		4,919,221
Florida — 9.6%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	230,000	230,175
Broward County Airport System Rev., 5.00%, 10/1/35	735,000	748,400
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	754,198
Broward County Port Facilities Rev., 5.00%, 9/1/38	950,000	1,024,746
Broward County Port Facilities Rev., 5.00%, 9/1/39	1,000,000	1,072,162
Broward County Port Facilities Rev., 5.00%, 9/1/40	550,000	591,216
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,052,163
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	940,000	985,204
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	852,884
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	309,925
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	260,849
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(1)	1,220,000	1,120,571
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	691,507
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,131,018
Central Florida Expressway Authority Rev., 5.00%, 7/1/37	1,000,000	1,133,396
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AG)	1,100,000	1,193,861
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	420,000	448,520
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	155,000	150,717
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(1)	110,000	110,000
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	500,000	526,568
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,660,000	1,660,271
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	1,250,000	1,285,206
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	250,000	249,840
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	455,000	456,153
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	1,780,000	1,792,096
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,365,886
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AG)	1,050,000	1,120,661
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	190,000	194,295
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/34	1,000,000	1,061,896
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,490,000	1,506,900
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	370,000	370,429
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	1,500,000	1,584,802
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	1,000,000	1,002,517
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	1,000,000	963,002
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	579,249
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	435,445
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	649,308
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/44 (AG)	1,500,000	1,593,598
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	501,264

Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/48	2,410,000	2,526,916
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	2,000,000	2,103,549
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,000,000	1,034,151
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,531,592
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	409,435
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	979,950
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	886,107
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	470,192
Miami-Dade Water & Sewer System Revenue County Rev., 5.00%, 10/1/27	1,000,000	1,031,074
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/30 (AG)	2,000,000	2,160,177
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,139,021
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 6.00%, 11/1/57	1,415,000	1,404,103
Osceola County Housing Finance Authority Rev., (San Jose Preservation Ltd.), VRN, 2.75%, 4/1/29	530,000	527,107
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	385,000	179,769
Palm Coast Utility Revenue Rev., 5.00%, 10/1/56	2,500,000	2,583,733
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	290,000	311,214
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	1,000,000	1,025,417
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	100,000	101,883
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	480,317
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	580,000	626,900
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)	800,000	800,302
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	233,645
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	930,000	944,790
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	490,000	493,209
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(1)	455,000	457,532
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,050,000	1,051,430
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.875%, 5/1/45	1,500,000	1,521,463
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	491,193
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AG)	780,000	834,542
		63,101,611
Georgia — 3.5%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/36	2,015,000	2,017,131
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	979,397
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	291,072
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	891,754
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	403,562
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	533,638
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,519,135
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	180,745
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,522,199
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	499,097
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	460,829
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	500,000	508,935
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,573,553
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,216,142
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	420,212
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	565,107
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	584,725

Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,006,283
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,051,475
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,584,292
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,075,151
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,520,000	1,611,071
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,256,515
		22,752,020
Guam — 0.3%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/43	730,000	795,382
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	210,787
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	210,603
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	208,940
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	254,985
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	229,170
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	203,586
		2,113,453
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	141,638
Honolulu GO, 5.00%, 7/1/29	830,000	890,189
		1,031,827
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	346,510
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	411,308
		757,818
Illinois — 7.3%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,080,294
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,224,669
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	884,108
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	764,746
Chicago GO, 4.00%, 1/1/35	500,000	483,871
Chicago GO, 5.25%, 1/1/38	1,000,000	1,036,049
Chicago GO, 6.00%, 1/1/38	20,000	20,169
Chicago GO, 5.50%, 1/1/49	30,000	30,082
Chicago GO, 6.00%, 1/1/50	800,000	841,913
Chicago Board of Education GO, 5.00%, 12/1/27 (AG)	700,000	718,876
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	280,642
Chicago Board of Education GO, 5.00%, 12/1/42	2,160,000	2,122,401
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	303,600
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,074,826
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37	1,000,000	1,120,642
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	547,271
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AG)	1,000,000	1,075,373
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AG)	2,190,000	2,273,569
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,009,411
Chicago Waterworks Rev., 5.00%, 11/1/64	1,000,000	1,009,335
Cook County GO, 5.00%, 11/15/31	1,000,000	1,008,724
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	887,861
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	768,255
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	335,000	346,564
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,000,000	999,609
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(1)	1,770,000	1,851,228
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	910,000	951,160

Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	254,636
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	770,000	837,442
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	350,000	348,183
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,001,028
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	1,003,107
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	1,240,000	1,265,435
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	365,000	399,135
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/47	3,590,000	3,807,656
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/37 (BAM)	1,450,000	1,605,912
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	338,693
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/32 (BAM)	150,000	161,537
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/46 (BAM)	225,000	241,021
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/47 (BAM)	250,000	266,253
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,216,198
State of Illinois GO, 5.00%, 11/1/27	2,150,000	2,214,733
State of Illinois GO, 5.00%, 11/1/29	760,000	782,940
State of Illinois GO, 5.00%, 10/1/33	245,000	254,215
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,096,203
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,345,390
State of Illinois GO, 5.50%, 4/1/51	2,500,000	2,665,379
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,022,529
		47,842,873
Indiana — 1.2%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	345,683
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	242,186
Indiana Finance Authority Rev., (DePauw University), 5.125%, 10/1/51	1,000,000	1,004,046
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	379,249
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	445,000	471,094
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	585,000	592,207
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,032,621
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	440,838
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	200,000	200,167
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	580,000	580,127
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	620,000	635,189
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	696,039
Purdue University Rev., 5.00%, 7/1/40	750,000	824,710
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	205,000	210,538
		7,654,694
Iowa — 0.7%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	1,135,000	1,303,453
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,000,130
Muscatine Power & Water Electric Rev., 5.00%, 12/1/45 (AG)	1,000,000	1,060,330
Polk County GO, 5.00%, 6/1/44	1,000,000	1,040,654
		4,404,567
Kansas — 0.5%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	881,772
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	764,677
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	85,000	82,034
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(1)	435,000	436,378
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)	1,000,000	1,004,869
		3,169,730

Kentucky — 0.5%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	392,085
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,756
Kentucky Public Energy Authority Rev., VRN, 3.625%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,004,347
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	533,190
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,055,257
		3,085,635
Louisiana — 0.7%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/36 (AG)	535,000	602,478
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/37 (AG)	750,000	836,165
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/40 (AG)	500,000	546,199
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,014,893
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	800,000	807,858
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AG)	250,000	252,595
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	551,946
		4,612,134
Maryland — 2.0%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	1,600,000	1,569,572
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	401,767
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	200,492
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	171,490
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	356,319
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	409,120
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,484,128
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	380,882
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	781,214
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	837,770
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	420,991
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	639,678
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,797,032
State of Maryland GO, 5.00%, 3/15/28	550,000	574,221
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,659,711
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,360,877
		13,045,264
Massachusetts — 2.1%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,265,750
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,029,538
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,103,177
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	770,000	838,711
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(1)	450,000	457,375
Massachusetts Development Finance Agency Rev., (Dana-Farber Cancer Institute Obligated Group), 5.50%, 12/1/56	1,000,000	1,064,511
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	300,000	300,056
Massachusetts Development Finance Agency Rev., (Mass General Brigham, Inc.), 5.00%, 7/1/43	1,770,000	1,907,776
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	99,285
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	151,298
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	847,274
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	430,000	503,900
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	764,316
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,089,733
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/48(4)	1,500,000	1,598,430
		14,021,130

Michigan — 3.0%
Avondale School District GO, 4.125%, 11/1/46 (Q-SBLF)	1,100,000	1,066,339
Avondale School District GO, 4.125%, 5/1/47 (Q-SBLF)	525,000	501,750
Detroit GO, 5.00%, 4/1/35	300,000	318,200
Detroit GO, 5.00%, 4/1/38	740,000	777,751
Detroit GO, 4.00%, 4/1/42	1,050,000	1,029,614
Detroit GO, 6.00%, 5/1/43	275,000	306,507
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	695,092
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	437,557
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,190,204
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,285,521
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	770,000	771,414
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	613,870
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/38	1,000,000	1,123,571
Great Lakes Water Authority Water Supply Systems Rev., VRN, 3.45%, 7/1/56(4)	1,470,000	1,481,282
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(1)	335,000	332,047
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(1)	390,000	386,532
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,192,489
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	387,891
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	759,055
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	597,825
Michigan State Housing Development Authority Rev., 4.25%, 12/1/37	730,000	745,540
Michigan State Housing Development Authority Rev., (Clark Road Senior Ltd. Dividend Housing Association LP), VRN, 2.67%, 12/1/42	1,415,000	1,413,837
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,748,742
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AG)	440,000	483,675
		19,646,305
Minnesota — 0.6%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	270,186
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	229,651
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	303,913
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/36	665,000	751,292
State of Minnesota GO, 5.00%, 8/1/33	1,025,000	1,170,680
State of Minnesota GO, 4.00%, 8/1/41	950,000	965,475
		3,691,197
Mississippi — 0.3%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	685,000	648,539
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,390,000	1,406,468
		2,055,007
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,018,023
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	377,381
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	25,787
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,120,736
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,016,476
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	746,774	760,112
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	144,368
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,275,000	1,258,917
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,500,000	1,453,201
		7,175,001
Montana — 0.3%
Montana Board of Housing Rev., (Hidden Creek 4 Housing Associates LLLP), VRN, 3.05%, 11/1/46	2,150,000	2,151,623

Nebraska — 1.2%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	521,345
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,046,700
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,239,787
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,500,000	2,590,731
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,072,378
Omaha Public Power District Rev., 5.00%, 2/1/56(4)	1,500,000	1,551,587
		8,022,528
Nevada — 1.1%
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	617,836
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	695,000	706,680
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	660,000	569,499
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	350,051
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	190,816
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	495,000	525,448
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	385,000	393,764
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	1,140,000	1,149,360
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	194,604
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	174,786
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	215,104
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	245,000	246,246
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,643,130
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	600,000	597,164
		7,574,488
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), Capital Appreciation, 0.00%, 12/1/67(5)	10,000,000	1,073,564
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,042,821
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	269,435	273,344
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	555,944
		2,945,673
New Jersey — 2.5%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	545,054
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	702,701
New Jersey Higher Education Student Assistance Authority Rev., 4.25%, 12/1/46(4)	4,000,000	4,013,840
New Jersey Higher Education Student Assistance Authority Rev., VRN, 5.00%, 12/1/56	2,000,000	2,000,116
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	469,457
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,010,000	1,117,273
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	1,560,000	1,759,661
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50	1,000,000	1,076,567
New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,057,356
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,405,000
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	258,602
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,031,076
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	1,380,000	1,341,423
		16,778,126
New Mexico — 0.2%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	473,929
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	1,000,000	967,128
		1,441,057
New York — 9.2%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.25%, 12/15/31(1)	6,000,000	5,977,072
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44	1,000,000	1,074,218

Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/50	1,000,000	1,033,449
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	1,000,000	1,064,850
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	499,104
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	564,583
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	815,033
New York City GO, 5.00%, 8/1/36	250,000	286,453
New York City GO, 5.00%, 2/1/40	600,000	663,834
New York City GO, 5.25%, 5/1/41	150,000	162,258
New York City GO, 5.00%, 2/1/43	645,000	699,334
New York City GO, 5.00%, 4/1/43	790,000	804,702
New York City GO, 4.00%, 8/1/44	1,000,000	951,454
New York City GO, 4.00%, 9/1/46	250,000	234,743
New York City GO, 5.50%, 4/1/48	1,000,000	1,072,888
New York City GO, 5.00%, 3/1/50	700,000	715,880
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,120,000	1,159,973
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,082,563
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	1,000,000	954,505
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/46	2,500,000	2,685,641
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	525,811
New York City Transitional Finance Authority Future Tax Secured, 5.50%, 11/1/54(4)	2,500,000	2,699,601
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	1,230,000	1,321,708
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/32	285,000	318,898
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/39	1,250,000	1,374,792
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,098,442
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	1,255,000	1,234,615
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AG)	400,000	455,699
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	321,518
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	908,919
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	833,011
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	936,619
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.32%, 11/15/30	1,200,000	1,199,664
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	560,475
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	1,535,000	1,536,956
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	925,000	972,901
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.30%, 12/1/44(1)	1,500,000	1,501,692
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/39	1,000,000	1,141,041
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,649,956
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	230,228
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	236,131
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	707,316
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	125,349
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 10/1/35	540,000	563,362
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	579,080
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 10/1/40	1,000,000	1,027,349
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,008,195
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,005,000	1,082,273
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	195,079
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	1,155,000	1,203,160
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,250,000	1,282,279
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	497,536
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,000,000	1,004,843
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,042,625
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	445,000	472,736
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	443,209

State of New York GO, 5.00%, 3/15/41	1,000,000	1,114,026
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	593,520
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	895,263
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.25%, 5/15/52	750,000	784,578
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,089,892
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,072,442
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AG)	400,000	430,414
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	100,030
		60,875,770
North Carolina — 1.2%
Charlotte Airport Rev., 5.25%, 7/1/41	1,765,000	1,950,151
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	350,000	351,420
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	841,552
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,244,925
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	630,515
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,627
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.60%, 1/1/31	1,715,000	1,715,318
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	350,146
State of North Carolina Rev., 5.00%, 3/1/34	370,000	389,237
		7,783,891
Ohio — 3.8%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,325,744
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	910,499
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	1,250,000	1,346,052
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,175,000	1,159,276
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	1,050,000	916,445
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	2,000,000	1,599,197
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,627,798
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	471,477
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	358,136
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	1,135,000	1,140,135
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	790,000	827,508
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	1,000,000	1,001,887
Miami University Rev., 5.00%, 9/1/46(4)	1,000,000	1,067,652
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,015,249
Ohio Housing Finance Agency Rev., (Scarborough Senior Housing LP), 5.00%, 4/1/45 (FNMA)	1,465,000	1,513,228
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/33	1,500,000	1,709,424
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,356,051
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	2,490,000	2,476,251
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	503,075
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	449,619
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,389,476
		25,164,179
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	862,326
Oklahoma City Public Property Authority Rev., (City of Oklahoma City Sales and Use Tax), 5.00%, 6/1/34(4)	365,000	414,674
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	240,000	268,491
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	275,000	305,317
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	947,347
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	501,999
		3,300,154

Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	252,277
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	98,103
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,520,313
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	335,000	335,698
State of Oregon GO, 5.00%, 8/1/48	500,000	530,563
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,064,812
		3,801,766
Pennsylvania — 3.4%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	155,189
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AG)	500,000	544,813
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	263,692
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	295,123
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	118,297
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AG)	450,000	492,785
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AG)	525,000	572,265
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	1,910,000	1,979,038
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	2,000,000	1,972,397
Delaware River Port Authority Rev., 5.00%, 1/1/40	800,000	885,217
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,567,836
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	420,303
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AG)	1,000,000	1,026,727
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	523,000	536,851
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	485,000	542,283
Pennsylvania Turnpike Commission Rev., 5.00%, 6/1/33	1,000,000	1,123,846
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	564,405
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	811,094
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	680,378
Pennsylvania Turnpike Commission Rev., VRN, 5.00%, 12/1/45	860,000	948,817
Philadelphia Gas Works Co. Rev., 5.25%, 8/1/49	1,000,000	1,047,494
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AG)	1,500,000	1,572,418
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AG)	750,000	820,153
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/46	750,000	801,545
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/47	850,000	900,995
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AG)	500,000	519,283
School District of Philadelphia GO, 5.50%, 9/1/48 ST AID WITHHLDG	185,000	196,794
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 3.70%, 11/15/29	965,000	965,402
		22,325,440
Puerto Rico — 1.0%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,320,705
Puerto Rico GO, 5.625%, 7/1/29	750,000	788,452
Puerto Rico GO, VRN, 0.00%, 11/1/51	434,986	274,584
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	4,000,000	3,988,657
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	537,152
		6,909,550
Rhode Island — 0.2%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	329,071
State of Rhode Island GO, 5.00%, 12/1/42	500,000	545,723
State of Rhode Island GO, 5.00%, 12/1/43	500,000	542,675
		1,417,469
South Carolina — 1.1%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	96,479
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	905,040

Medical University Hospital Authority, 5.50%, 11/15/50 (FHA)(4)	500,000	524,929
Medical University Hospital Authority, 5.25%, 11/15/54 (FHA)(4)	750,000	767,372
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	2,560,000	2,743,293
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	232,178
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	303,442
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,192,216
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	536,177
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	280,000	280,614
		7,581,740
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 3.25%, 9/1/30	2,350,000	2,336,045
Tennessee — 1.7%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,116,182
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	353,026
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	400,465
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	260,014
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/44	720,000	769,046
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/46	1,470,000	1,541,130
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,043,421
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(1)(5)	2,230,000	1,026,166
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AG)	1,000,000	1,062,259
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	225,000	228,321
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	800,000	780,572
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	792,644
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	1,500,000	1,597,763
		10,971,009
Texas — 10.2%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	1,000,000	1,027,489
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	307,499
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,315,534
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)	384,000	386,088
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,059,950
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,046,511
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	320,000	324,217
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	335,000	339,415
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	250,000	259,074
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,315,000	1,176,478
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,500,000	1,603,157
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	453,464
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	290,000	319,202
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,043,363
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,161,193
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	300,000	316,631
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	263,238
Deer Park Independent School District GO, 4.00%, 8/15/43 (PSF-GTD)	2,420,000	2,390,085
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	501,860

Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,030,368
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,418,689
Fort Bend Independent School District GO, VRN, 3.125%, 8/1/56 (PSF-GTD)	600,000	600,709
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AG)	450,000	491,279
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AG)	250,000	275,828
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AG)	365,000	402,001
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AG)	285,000	312,474
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AG)	210,000	229,873
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,102,465
Greenville Electric System Rev., 5.00%, 2/15/56 (BAM)	2,500,000	2,554,823
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,500,200
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AG)	360,000	393,375
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AG)	345,000	384,298
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AG)	300,000	336,465
HHA Fountainview PFC Rev., (Pillar Idlewilde LP), VRN, 2.75%, 4/1/43	355,000	353,651
Houston GO, 5.25%, 3/1/40	655,000	720,268
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/36	1,250,000	1,338,373
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	459,564
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	468,585
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	161,366
Houston Hotel Occupancy Tax & Special Rev., 5.50%, 9/1/58 (AG)	250,000	265,795
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44 (AG)	1,000,000	1,076,550
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	365,000	398,070
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	904,564
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64(4)	500,000	516,163
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,031,976
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	312,969
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/36	250,000	278,242
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/37	450,000	497,685
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/38	205,000	225,457
North Texas Tollway Authority Rev., 4.00%, 1/1/33	245,000	246,099
North Texas Tollway Authority Rev., 5.00%, 1/1/43	1,380,000	1,407,865
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,191,651
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/34 (AG)(5)	885,000	688,390
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	1,000,000	646,911
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,136,968
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,150,000	1,263,795
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(1)	425,000	428,614
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	175,000	177,151
Port Arthur Housing Authority Rev., (Foothill Willow Lakes LLC), 3.90%, 4/1/36 (FNMA)	2,010,000	2,034,441
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,464,793
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,378,047
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	375,000	372,684
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	748,416
Southeast Regional Management District GO, 4.25%, 4/1/46 (AG)	1,500,000	1,445,260
State of Texas GO, 5.00%, 8/1/40	815,000	815,662
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	250,000	268,973
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	250,000	266,570

Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	445,624
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	477,625
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	653,128
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	780,000	863,286
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	472,490
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,765,527
Texas Municipal Power Agency Rev., 5.50%, 9/1/50 (BAM)	400,000	426,343
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	499,647
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,281,295
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	905,372
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	1,000,000	1,019,697
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	554,400
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	600,394
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	842,238
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,120,000	1,211,383
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	644,674
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,095,023
		67,077,009
Utah — 1.5%
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation, (City of South Jordan South Station Housing and Transit Reinvestment Zone), 5.875%, 3/1/51(1)	500,000	509,858
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	585,000	621,418
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	585,000	618,771
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	524,974
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	500,000	521,518
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	500,000	414,913
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	300,503
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	890,000	912,713
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	501,247
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	750,000	691,020
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,167,101
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	919,310
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	785,000	832,636
Utah State University Rev., (Utah State University Research), 4.00%, 12/1/42 (AG)	1,215,000	1,217,598
		9,753,580
Virginia — 0.9%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,205,000	1,344,012
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,047,467
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	600,000	599,974
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	100,000	100,784
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	200,393
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	617,590
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	597,515
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,081,281
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	579,246
		6,168,262
Washington — 2.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	547,677
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,123,761

Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,200,000	1,320,392
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,095,000	1,175,817
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	535,404
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	544,764
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,034,127
King County Housing Authority Rev., 5.375%, 7/1/45	1,040,000	1,101,064
King County Public Hospital District No. 2 GO, 5.50%, 12/1/50	2,000,000	2,145,031
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,227,135
King County Sewer Rev., 5.00%, 1/1/49	800,000	839,004
Seattle Municipal Light & Power Rev., 5.00%, 2/1/39	500,000	564,869
Seattle Municipal Light & Power Rev., 5.00%, 3/1/48	1,000,000	1,042,807
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,121,671
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,047,694
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	817,505
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,070,000	1,071,652
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(1)	2,000,000	2,040,410
		19,300,784
West Virginia — 0.7%
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/37 (AG)	975,000	1,077,352
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/40 (AG)	525,000	571,049
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	410,387
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	1,750,000	1,853,852
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	621,431
		4,534,071
Wisconsin — 4.1%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	5,715,000	6,172,472
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	385,206
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,264,383
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	70,620
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	1,305,000	1,305,375
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	334,971
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	630,000	640,683
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	920,000	898,108
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/31 (AG)	75,000	77,549
Public Finance Authority Rev., (CHF - Wilmington LLC), 4.125%, 7/1/43 (AG)	3,315,000	3,180,703
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	735,161
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	771,264
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	384,461
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	312,167
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(1)	455,000	453,452
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(1)	600,000	557,582
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,553,808
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	910,000	944,166
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	200,151
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,000,000	2,074,321
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	157,317
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	515,000	404,067
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	250,102
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	501,598
Public Finance Authority Rev., VRN, 3.58%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(1)	1,920,000	1,919,889
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,000,000	1,021,632
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	154,123

Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	378,970
		27,104,301
TOTAL MUNICIPAL SECURITIES (Cost $651,813,098)		657,096,950
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(3) (Cost $—)	10,512	31,536
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
BlackRock Liquidity Funds MuniCash (Cost $10,582,048)	10,580,994	10,582,052
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $662,395,146)		667,710,538
OTHER ASSETS AND LIABILITIES — (1.2)%		(8,227,861)
TOTAL NET ASSETS — 100.0%		$659,482,677

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $70,146,604, which represented 10.6% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$657,096,950	—
Warrants	—	31,536	—
Short-Term Investments	$10,582,052	—	—
	$10,582,052	$657,128,486	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.